The undersigned, President, Secretary and Treasurer of Runkel Funds, in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended, (the "Act"), hereby certifies that:

        1. The form of the Prospectuses and Statements of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust's Pre-Effective Amendment No. 2, the most recent amendment; and

        2. The text of Pre-Effective Amendment No. 2 has been filed electronically.

Date:  July 11, 2002                          Runkel Funds

                                                /s/ Thomas J. Runkel
                                              ----------------------------------
                                              Thomas J. Runkel
                                              President, Secretary and Treasurer